Schedule I - Related Party Transactions - Related Party Balances (Detail) - USD ($) $ in Thousands	May. 31, 2015	May. 31, 2014
Amount due from related parties:
Subtotal of amount due from related parties	$ 3,586	$ 4,116
Amount due to related parties:
Subtotal of amount due to related parties	1,995	4
Parent Company [Member]
Amount due from related parties:
Subtotal of amount due from related parties	25,696	18,511
Amount due to related parties:
Subtotal of amount due to related parties	75,417	357
Parent Company [Member] | Winner Park [Member]
Amount due from related parties:
Subtotal of amount due from related parties	12	11
Parent Company [Member] | Smart Shine [Member]
Amount due from related parties:
Subtotal of amount due from related parties	8,512	8,511
Parent Company [Member] | Elite Concept Holdings Limited [Member]
Amount due from related parties:
Subtotal of amount due from related parties	8,631	7,871
Amount due to related parties:
Subtotal of amount due to related parties	357	357
Parent Company [Member] | New Oriental China [Member]
Amount due from related parties:
Subtotal of amount due from related parties	8,541	$ 2,118
Parent Company [Member] | Abundant State Limited [Member]
Amount due to related parties:
Subtotal of amount due to related parties	$ 75,060